Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Beginning of year	14,649	25,075	30,439
Add (deduct):
Granted	11,134	15,553	25,075
Vested	(14,649)	(25,979)	(30,439)
End of year	11,134	14,649	25,075
Weighted Average Grant Date Fair Value
Beginning of year	$ 215.77	$ 133.43	$ 109.75
Granted	284.51	215.77	133.43
Vested	215.77	136.29	109.75
End of year	$ 284.51	$ 215.77	$ 133.43
Unrecognized compensation cost related to unvested equity awards	$ 1	$ 1	$ 1